                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21128


                     Smith Barney Multiple Discipline Trust
               (Exact name of registrant as specified in charter)


                    125 Broad Street, New York, NY        10004
               (Address of principal executive offices) (Zip code)


                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)


              Registrant's telephone number, including area code:
                                 (800)-725-6666


                      Date of fiscal year end: December 31

                    Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                           MULTIPLE DISCIPLINE TRUST

                     SEMI-ANNUAL REPORT  |  JUNE 30, 2003


           Multiple Discipline Portfolio -- All Cap Growth and Value
          Multiple Discipline Portfolio -- Large Cap Growth and Value
        Multiple Discipline Portfolio -- Global All Cap Growth and Value
       Multiple Discipline Portfolio -- Balanced All Cap Growth and Value

                              [LOGO] Smith Barney
                                     Mutual Funds

                 Your Serious Money. Professionally Managed./R/

 Your Serious Money. Professionally Managed./R/ is a registered service mark of
                         Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                WHAT'S  INSIDE


Letter from the Chairman..............................................  1

Schedules of Investments..............................................  2

Statements of Assets and Liabilities.................................. 19

Statements of Operations.............................................. 20

Statements of Changes in Net Assets................................... 21

Notes to Financial Statements......................................... 23

Financial Highlights.................................................. 26

                           LETTER FROM THE CHAIRMAN

                                                         [PHOTO]

                                                         R. JAY GERKEN, CFA
                                                         Chairman, President and
                                                         Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 24, 2003

     1 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2003



Multiple Discipline Portfolio -- All Cap Growth and Value

SHARES                SECURITY                   VALUE
---------------------------------------------------------
COMMON STOCK -- 78.3%
Aerospace and Defense -- 1.8%
 8,550  Honeywell International Inc.          $   229,567
 5,556  L-3 Communications Holdings, Inc.+        241,630
 2,980  Raytheon Co.                               97,863
--------------------------------------------------------
                                                  569,060
--------------------------------------------------------
Banks -- 2.5%
 7,980  The Bank of New York Co., Inc.            229,425
 8,150  Bank One Corp.                            303,017
 5,370  Wells Fargo & Co.                         270,648
--------------------------------------------------------
                                                  803,090
--------------------------------------------------------
Beverages -- 3.2%
 9,813  The Coca-Cola Co.                         455,421
13,193  PepsiCo, Inc.                             587,088
--------------------------------------------------------
                                                1,042,509
--------------------------------------------------------
Biotechnology -- 6.5%
 2,746  Alkermes, Inc.+                            29,519
 7,005  Amgen Inc.+                               465,412
 9,680  Chiron Corp.+                             423,210
 4,276  Genentech, Inc.+                          308,385
 9,910  Genzyme Corp.+                            414,238
 8,625  IDEC Pharmaceuticals Corp.+               293,250
10,860  Millennium Pharmaceuticals, Inc.+         170,828
--------------------------------------------------------
                                                2,104,842
--------------------------------------------------------
Chemicals -- 0.9%
12,270  Engelhard Corp.                           303,928
--------------------------------------------------------
Commercial Services and Supplies -- 0.2%
 3,010  Sabre Holdings Corp.                       74,196
--------------------------------------------------------
Communications Equipment -- 2.4%
16,020  3Com Corp.+                                74,974
16,135  Cisco Systems, Inc.+                      269,293
22,840  Motorola, Inc.                            215,381
13,710  Nokia Oyj, Sponsored ADR                  225,255
--------------------------------------------------------
                                                  784,903
--------------------------------------------------------
Computers and Peripherals -- 3.3%
11,510  Dell Computer Corp.+*                     367,860
 2,310  Electronics for Imaging, Inc.+             46,870
 6,660  Hewlett-Packard Co.                       141,858
 1,695  International Business Machines Corp.     139,837
25,683  Maxtor Corp.+                             192,879
 4,520  SanDisk Corp.+                            182,382
--------------------------------------------------------
                                                1,071,686
--------------------------------------------------------
Construction Materials -- 0.2%
 1,740  Vulcan Materials Co.                       64,502
--------------------------------------------------------

                      See Notes to Financial Statements.

     2 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003


 Multiple Discipline Portfolio -- All Cap Growth and Value

SHARES                  SECURITY                    VALUE
------------------------------------------------------------
Diversified Financial Services -- 3.8%
  7,175 American Express Co.                     $   299,987
  4,646 Lehman Brothers Holdings Inc.                308,866
  5,894 Merrill Lynch & Co., Inc.                    275,132
  3,326 Neuberger Berman Inc.                        132,741
  5,790 State Street Corp.                           228,126
------------------------------------------------------------
                                                   1,244,852
------------------------------------------------------------
Diversified Telecommunication Services -- 1.1%
 11,020 Nippon Telegraph and Telephone Corp. ADR     218,196
  3,580 Verizon Communications Inc.                  141,231
------------------------------------------------------------
                                                     359,427
------------------------------------------------------------
Electrical Equipment -- 0.9%
  5,915 Emerson Electric Co.                         302,256
------------------------------------------------------------
Electronic Equipment and Instruments -- 1.7%
  7,320 Agilent Technologies, Inc.+                  143,106
106,590 Solectron Corp.+                             398,647
------------------------------------------------------------
                                                     541,753
------------------------------------------------------------
Energy Equipment and Services -- 1.3%
  9,286 Grant Prideco, Inc.+                         109,111
  7,110 Weatherford International Ltd.+              297,909
------------------------------------------------------------
                                                     407,020
------------------------------------------------------------
Food and Drug Retailing -- 0.5%
  7,150 Safeway Inc.+                                146,289
------------------------------------------------------------
Food Products -- 0.8%
  4,870 Wm. Wrigley Jr. Co.                          273,840
------------------------------------------------------------
Healthcare Providers and Services -- 2.6%
  8,840 Health Net Inc.+                             291,278
  3,960 McKesson Corp.                               141,530
  8,490 UnitedHealth Group Inc.                      426,623
------------------------------------------------------------
                                                     859,431
------------------------------------------------------------
Hotels, Restaurants and Leisure -- 0.6%
  8,285 McDonald's Corp.                             182,767
------------------------------------------------------------
Household Durables -- 0.3%
  8,610 Clayton Homes, Inc.                          108,056
------------------------------------------------------------
Industrial Conglomerates -- 2.0%
 12,760 General Electric Co.                         365,957
 15,851 Tyco International Ltd.                      300,852
------------------------------------------------------------
                                                     666,809
------------------------------------------------------------
Insurance -- 8.4%
  8,385 The Allstate Corp.                           298,925
  4,545 Ambac Financial Group, Inc.                  301,106
 13,665 American International Group, Inc.           754,035
    187 Berkshire Hathaway Inc., Class B Shares+     454,410
  4,425 The Chubb Corp.                              265,500
  4,645 MBIA Inc.                                    226,444

                      See Notes to Financial Statements.

     3 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


      Multiple Discipline Portfolio -- All Cap Growth and Value

SHARES                      SECURITY                          VALUE
----------------------------------------------------------------------
Insurance -- 8.4% (continued)
 6,475 MGIC Investment Corp.                               $   301,994
 3,965 The St. Paul Cos., Inc.                                 144,762
----------------------------------------------------------------------
                                                             2,747,176
----------------------------------------------------------------------
Information Technology Consulting and Services -- 0.4%
 9,880 Unisys Corp.+                                           121,326
----------------------------------------------------------------------
Leisure Equipment and Products -- 1.1%
 5,530 Eastman Kodak Co.                                       151,246
12,550 Hasbro, Inc.                                            219,500
----------------------------------------------------------------------
                                                               370,746
----------------------------------------------------------------------
Machinery -- 1.1%
 5,451 Caterpillar Inc.                                        303,403
   935 PACCAR Inc.                                              63,169
----------------------------------------------------------------------
                                                               366,572
----------------------------------------------------------------------
Media -- 7.6%
30,765 AOL Time Warner Inc.+                                   495,009
10,920 Cablevision Systems New York Group, Class A Shares+     226,699
12,715 Comcast Corp., Class A Shares+                          366,573
 3,950 InterActiveCorp+                                        156,302
46,199 Liberty Media Corp., Class A Shares+                    534,060
 2,535 The News Corp., Ltd., Sponsored ADR                      76,734
30,690 The Walt Disney Co.                                     606,128
----------------------------------------------------------------------
                                                             2,461,505
----------------------------------------------------------------------
Metals and Mining -- 1.1%
 8,655 Alcoa Inc.                                              220,703
 4,680 Newmont Mining Corp.                                    151,913
----------------------------------------------------------------------
                                                               372,616
----------------------------------------------------------------------
Office Electronics -- 0.2%
 8,100 IKON Office Solutions, Inc.                              72,090
----------------------------------------------------------------------
Oil and Gas -- 1.7%
 1,190 Amerada Hess Corp.                                       58,524
 3,400 Anadarko Petroleum Corp.                                151,198
 2,630 ConocoPhillips                                          144,124
 3,860 Exxon Mobil Corp.                                       138,613
 1,230 Murphy Oil Corp.                                         64,698
----------------------------------------------------------------------
                                                               557,157
----------------------------------------------------------------------
Paper and Forest Products -- 0.9%
 5,725 Weyerhaeuser Co.                                        309,150
----------------------------------------------------------------------
Personal Products -- 1.4%
14,475 The Gillette Co.                                        461,174
----------------------------------------------------------------------
Pharmaceuticals -- 8.2%
 6,980 Abbott Laboratories                                     305,445
11,060 Bristol-Myers Squibb Co.                                300,279
 5,260 Forest Laboratories, Inc.+                              287,985
 7,084 Johnson & Johnson                                       366,243

                      See Notes to Financial Statements.

     4 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


                              Multiple Discipline Portfolio -- All Cap Growth and Value

  SHARES                                              SECURITY                                                VALUE
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 8.2% (continued)
     5,989 Merck & Co., Inc.                                                                               $   362,634
    19,756 Pfizer Inc.                                                                                         674,667
     4,745 Schering-Plough Corp.                                                                                88,257
     6,650 Wyeth                                                                                               302,908
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,688,418
----------------------------------------------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 5.9%
       829 Cabot Microelectronics Corp.+                                                                        41,840
     7,346 Cree, Inc.+                                                                                         119,593
    39,855 Intel Corp.                                                                                         828,346
    15,472 Micron Technology, Inc.+                                                                            179,939
    42,250 Texas Instruments Inc.                                                                              743,600
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,913,318
----------------------------------------------------------------------------------------------------------------------
Software -- 1.4%
    11,270 Autodesk, Inc.                                                                                      182,123
    10,650 Microsoft Corp.                                                                                     272,746
----------------------------------------------------------------------------------------------------------------------
                                                                                                               454,869
----------------------------------------------------------------------------------------------------------------------
Specialty Retail -- 1.8%
    39,700 Charming Shoppes, Inc.+                                                                             197,309
    11,244 The Home Depot, Inc.                                                                                372,401
----------------------------------------------------------------------------------------------------------------------
                                                                                                               569,710
----------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.5%
     7,600 Vodafone Group PLC, Sponsored ADR                                                                   149,340
----------------------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $23,415,849)                                                                            25,526,383
----------------------------------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                              SECURITY                                                VALUE
----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 21.7%
$7,082,000 State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds at maturity -- $7,082,197;
             (Fully collateralized by U.S. Treasury Bonds, 8.125% due 8/15/19; Market value -- $7,231,194)
             (Cost -- $7,082,000)                                                                            7,082,000
----------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $30,497,849**)                                                                         $32,608,383
----------------------------------------------------------------------------------------------------------------------

+  Non-income producing security.
* Subsequent to the reporting period, the company changed its name to Dell Inc. ** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

     5 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


   Multiple Discipline Portfolio -- Large Cap Growth and Value

 SHARES                    SECURITY                      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 84.7%
Aerospace and Defense -- 1.0%
 1,335  Honeywell International Inc.                   $   35,845
-----------------------------------------------------------------
Banks -- 5.5%
 1,430  The Bank of New York Co., Inc.                     41,113
    65  Bank One Corp.                                      2,417
 1,245  FleetBoston Financial Corp.                        36,989
   820  Wachovia Corp.                                     32,767
   690  Washington Mutual, Inc.                            28,497
   960  Wells Fargo & Co.                                  48,384
-----------------------------------------------------------------
                                                          190,167
-----------------------------------------------------------------
Beverages -- 3.8%
 1,760  The Coca-Cola Co.                                  81,682
 1,120  PepsiCo, Inc.                                      49,840
-----------------------------------------------------------------
                                                          131,522
-----------------------------------------------------------------
Biotechnology -- 3.9%
 1,260  Amgen Inc.+                                        83,714
   745  Genentech, Inc.+                                   53,729
-----------------------------------------------------------------
                                                          137,443
-----------------------------------------------------------------
Communications Equipment -- 3.3%
 2,895  Cisco Systems, Inc.+                               48,318
   515  Comverse Technology, Inc.+                          7,740
 2,475  Motorola, Inc.                                     23,339
 2,215  Nokia Oyj, Sponsored ADR                           36,392
-----------------------------------------------------------------
                                                          115,789
-----------------------------------------------------------------
Computers and Peripherals -- 3.6%
 2,070  Dell Computer Corp.+*                              66,157
 1,765  Hewlett-Packard Co.                                37,595
 4,785  Sun Microsystems, Inc.+                            22,011
-----------------------------------------------------------------
                                                          125,763
-----------------------------------------------------------------
Diversified Financial Services -- 6.8%
   575  American Express Co.                               24,041
   345  The Goldman Sachs Group, Inc.                      28,894
   845  J.P. Morgan Chase & Co.                            28,882
 1,845  Merrill Lynch & Co., Inc.                          86,124
   855  Morgan Stanley                                     36,551
 1,245  Waddell & Reed Financial, Inc., Class A Shares     31,959
-----------------------------------------------------------------
                                                          236,451
-----------------------------------------------------------------
Diversified Telecommunication Services -- 2.3%
   361  AT&T Corp.                                          6,949
 1,445  SBC Communications Inc.                            36,920
   930  Verizon Communications Inc.                        36,688
-----------------------------------------------------------------
                                                           80,557
-----------------------------------------------------------------
Electric Utilities -- 0.8%
   640  Progress Energy, Inc.                              28,096
-----------------------------------------------------------------

                      See Notes to Financial Statements.

     6 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


 Multiple Discipline Portfolio -- Large Cap Growth and Value

 SHARES                  SECURITY                     VALUE
--------------------------------------------------------------
Electronic Equipment and Instruments -- 1.1%
10,340  Solectron Corp.+                            $   38,672
--------------------------------------------------------------
Energy Equipment and Services -- 1.1%
 1,680  Transocean Inc.+                                36,909
--------------------------------------------------------------
Food and Drug Retailing -- 1.1%
 1,790  Safeway Inc.+                                   36,623
--------------------------------------------------------------
Food Products -- 1.4%
   870  Wm. Wrigley Jr. Co.                             48,920
--------------------------------------------------------------
Gas Utilities -- 0.5%
   980  NiSource Inc.                                   18,620
--------------------------------------------------------------
Healthcare Providers and Services -- 0.7%
   770  HCA Inc.                                        24,671
--------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.9%
 1,770  McDonald's Corp.                                39,046
   800  MGM MIRAGE+                                     27,344
--------------------------------------------------------------
                                                        66,390
--------------------------------------------------------------
Household Products -- 1.2%
   785  Kimberly-Clark Corp.                            40,930
--------------------------------------------------------------
Industrial Conglomerates -- 1.9%
 2,290  General Electric Co.                            65,677
--------------------------------------------------------------
Insurance -- 7.2%
 2,210  American International Group, Inc.             121,948
    34  Berkshire Hathaway Inc., Class B Shares+        82,620
   445  The Hartford Financial Services Group, Inc.     22,410
   640  The St. Paul Cos., Inc.                         23,366
--------------------------------------------------------------
                                                       250,344
--------------------------------------------------------------
Media -- 6.0%
 4,140  AOL Time Warner Inc.+                           66,613
   940  Comcast Corp., Class A Shares+                  28,369
   400  InterActiveCorp+                                15,828
 2,840  Liberty Media Corp., Class A Shares+            32,830
 3,390  The Walt Disney Co.                             66,953
--------------------------------------------------------------
                                                       210,593
--------------------------------------------------------------
Metals and Mining -- 0.8%
 1,160  Alcoa Inc.                                      29,580
--------------------------------------------------------------
Multiline Retail -- 1.8%
   655  Federated Department Stores, Inc.               24,137
   995  Target Corp.                                    37,651
--------------------------------------------------------------
                                                        61,788
--------------------------------------------------------------
Oil and Gas -- 2.7%
   675  ChevronTexaco Corp.                             48,735
   115  Exxon Mobil Corp.                                4,130
   535  Total Fina Elf S.A., Sponsored ADR              40,553
--------------------------------------------------------------
                                                        93,418
--------------------------------------------------------------

                      See Notes to Financial Statements.

     7 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS UNAUDITED (CONTINUED)                    JUNE 30, 2003


                           Multiple Discipline Portfolio -- Large Cap Growth and Value

 SHARES                                            SECURITY                                              VALUE
-----------------------------------------------------------------------------------------------------------------
Paper and Forest Products -- 1.2%
   1,135 International Paper Co.                                                                       $   40,554
-----------------------------------------------------------------------------------------------------------------
Personal Products -- 2.4%
   2,595 The Gillette Co.                                                                                  82,677
-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 9.1%
   1,270 Johnson & Johnson                                                                                 65,659
   1,075 Merck & Co., Inc.                                                                                 65,091
   3,508 Pfizer Inc.                                                                                      119,798
   1,930 Schering-Plough Corp.                                                                             35,898
     630 Wyeth                                                                                             28,697
-----------------------------------------------------------------------------------------------------------------
                                                                                                          315,143
-----------------------------------------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 5.3%
   4,775 Intel Corp.                                                                                       99,244
     335 National Semiconductor Corp.+                                                                      6,606
   4,550 Texas Instruments Inc.                                                                            80,080
-----------------------------------------------------------------------------------------------------------------
                                                                                                          185,930
-----------------------------------------------------------------------------------------------------------------
Software -- 1.4%
   1,910 Microsoft Corp.                                                                                   48,915
-----------------------------------------------------------------------------------------------------------------
Specialty Retail -- 2.7%
   2,820 The Home Depot, Inc.                                                                              93,398
-----------------------------------------------------------------------------------------------------------------
Tobacco -- 1.4%
   1,090 Altria Group, Inc.                                                                                49,530
-----------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.8%
   3,455 AT&T Wireless Services Inc.+                                                                      28,366
-----------------------------------------------------------------------------------------------------------------
         TOTAL COMMON STOCK
         (Cost -- $2,719,915)                                                                           2,949,281
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
Media -- 0.8%
   1,120 The News Corp., Ltd., Sponsored ADR (Cost -- $25,875)                                             28,056
-----------------------------------------------------------------------------------------------------------------
         SUB-TOTAL INVESTMENTS
         (Cost -- $2,745,790)                                                                           2,977,337
-----------------------------------------------------------------------------------------------------------------

 FACE
AMOUNT                                             SECURITY                                              VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 14.5%
$504,000 State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds at maturity -- $504,014;
           (Fully collateralized by U.S. Treasury Bonds, 8.125% due 8/15/21; Market value -- $520,187)
           (Cost -- $504,000)                                                                             504,000
-----------------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 100.0%
         (Cost -- $3,249,790**)                                                                        $3,481,337
-----------------------------------------------------------------------------------------------------------------

+  Non-income producing security.
* Subsequent to the reporting period, the company changed its name to Dell Inc. ** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

     8 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003


Multiple Discipline Portfolio -- Global All Cap Growth and Value

SHARES                  SECURITY                     VALUE
----------------------------------------------------------------
COMMON STOCK -- 83.0%
Aerospace and Defense -- 1.4%
  865      Honeywell International Inc.            $   23,225
  560      L-3 Communications Holdings, Inc.+          24,354
----------------------------------------------------------------
                                                       47,579
----------------------------------------------------------------
Banks -- 4.7%
  380      Bank of Ireland, Sponsored ADR              18,430
  805      The Bank of New York Co., Inc.              23,144
  210      Bank One Corp.                               7,808
  705      FleetBoston Financial Corp.                 20,946
  210      HSBC Holdings PLC, Sponsored ADR            12,413
  530      Lloyds TSB Group PLC, Sponsored ADR         15,375
  465      Wachovia Corp.                              18,581
  385      Washington Mutual, Inc.                     15,900
  540      Wells Fargo & Co.                           27,216
----------------------------------------------------------------
                                                      159,813
----------------------------------------------------------------
Beverages -- 2.7%
  990      The Coca-Cola Co.                           45,946
  420      Diageo PLC, Sponsored ADR                   18,379
  635      PepsiCo, Inc.                               28,258
----------------------------------------------------------------
                                                       92,583
----------------------------------------------------------------
Biotechnology -- 6.7%
  730      Alkermes, Inc.+                              7,848
  710      Amgen Inc.+                                 47,172
  980      Chiron Corp.+                               42,846
  515      Genentech, Inc.+                            37,142
1,005      Genzyme Corp.+                              42,009
  875      IDEC Pharmaceuticals Corp.+                 29,750
1,180      Millennium Pharmaceuticals, Inc.+           18,561
----------------------------------------------------------------
                                                      225,328
----------------------------------------------------------------
Chemicals -- 0.8%
  280      BASF AG, Sponsored ADR                      11,934
  600      BOC Group PLC, Sponsored ADR                15,744
----------------------------------------------------------------
                                                       27,678
----------------------------------------------------------------
Communications Equipment -- 2.6%
1,640      Cisco Systems, Inc.+                        27,372
  630      Comverse Technology, Inc.+                   9,469
1,415      Motorola, Inc.                              13,343
2,365      Nokia Oyj, Sponsored ADR                    38,857
----------------------------------------------------------------
                                                       89,041
----------------------------------------------------------------
Computers and Peripherals -- 2.9%
1,170      Dell Computer Corp.+*                       37,393
  995      Hewlett-Packard Co.                         21,194
1,720      Maxtor Corp.+                               12,917
  300      SanDisk Corp.+                              12,105
3,475      Sun Microsystems, Inc.+                     15,985
----------------------------------------------------------------
                                                       99,594
----------------------------------------------------------------

                      See Notes to Financial Statements.

     9 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003


Multiple Discipline Portfolio -- Global All Cap Growth and Value

SHARES                    SECURITY                      VALUE
----------------------------------------------------------------
Construction Materials -- 0.4%
  820  CRH PLC, Sponsored ADR                         $   12,936
----------------------------------------------------------------
Diversified Financial Services -- 6.4%
  470  American Express Co.                               19,651
  220  The Goldman Sachs Group, Inc.                      18,425
  710  ING Groep N.V., Sponsored ADR                      12,446
  475  J.P. Morgan Chase & Co.                            16,236
  470  Lehman Brothers Holdings Inc.                      31,246
1,050  Merrill Lynch & Co., Inc.                          49,014
  485  Morgan Stanley                                     20,734
  320  Neuberger Berman Inc.                              12,771
1,440  Nomura Holdings, Inc. ADR                          18,360
  720  Waddell & Reed Financial, Inc., Class A Shares     18,482
----------------------------------------------------------------
                                                         217,365
----------------------------------------------------------------
Diversified Telecommunication Services -- 2.2%
  401  AT&T Corp.                                          7,719
  605  Nippon Telegraph and Telephone Corp. ADR           11,979
  820  SBC Communications Inc.                            20,951
  356  Telefonica, S.A., Sponsored ADR                    12,307
  530  Verizon Communications Inc.                        20,909
----------------------------------------------------------------
                                                          73,865
----------------------------------------------------------------
Electric Utilities -- 0.9%
  750  Endesa, S.A., Sponsored ADR                        12,225
  420  Progress Energy, Inc.                              18,438
----------------------------------------------------------------
                                                          30,663
----------------------------------------------------------------
Electronic Equipment and Instruments -- 1.2%
  505  Mettler-Toledo International Inc.+                 18,508
6,120  Solectron Corp.+                                   22,889
----------------------------------------------------------------
                                                          41,397
----------------------------------------------------------------
Energy Equipment and Services -- 1.9%
1,025  Grant Prideco, Inc.+                               12,044
  950  Transocean Inc.+                                   20,871
  725  Weatherford International, Ltd.+                   30,377
----------------------------------------------------------------
                                                          63,292
----------------------------------------------------------------
Food and Drug Retailing -- 1.3%
1,010  Safeway Inc.+                                      20,665
  480  Seven-Eleven Japan Co., Ltd., Unsponsored ADR      11,953
1,100  Tesco PLC, Sponsored ADR                           11,939
----------------------------------------------------------------
                                                          44,557
----------------------------------------------------------------
Food Products -- 1.9%
  670  Groupe Danone, Sponsored ADR                       18,592
  360  Nestle S.A., Sponsored ADR                         18,571
  490  Wm. Wrigley Jr. Co.                                27,553
----------------------------------------------------------------
                                                          64,716
----------------------------------------------------------------

                      See Notes to Financial Statements.

    10 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003


  Multiple Discipline Portfolio -- Global All Cap Growth and Value

SHARES                      SECURITY                         VALUE
---------------------------------------------------------------------
Gas Utilities -- 0.7%
9,320  Hong Kong & China Gas Co. Ltd., Sponsored ADR       $   11,772
  650  NiSource Inc.                                           12,350
---------------------------------------------------------------------
                                                               24,122
---------------------------------------------------------------------
Healthcare Providers and Services -- 1.7%
  430  HCA Inc.                                                13,777
  860  UnitedHealth Group Inc.                                 43,215
---------------------------------------------------------------------
                                                               56,992
---------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.1%
1,030  McDonald's Corp.                                        22,722
  450  MGM MIRAGE+                                             15,381
---------------------------------------------------------------------
                                                               38,103
---------------------------------------------------------------------
Household Durables -- 0.4%
  640  Koninklijke (Royal) Philips Electronics N.V.            12,230
---------------------------------------------------------------------
Household Products -- 0.7%
  445  Kimberly-Clark Corp.                                    23,202
---------------------------------------------------------------------
Industrial Conglomerates -- 2.4%
1,295  General Electric Co.                                    37,141
  410  Hutchison Whampoa Ltd., Unsponsored ADR                 12,487
1,610  Tyco International Ltd.                                 30,558
---------------------------------------------------------------------
                                                               80,186
---------------------------------------------------------------------
Insurance -- 4.6%
1,250  American International Group, Inc.                      68,975
  795  Axa, Sponsored ADR                                      12,410
   19  Berkshire Hathaway Inc., Class B Shares+                46,170
  260  The Hartford Financial Services Group, Inc.             13,094
  380  The St. Paul Cos., Inc.                                 13,874
---------------------------------------------------------------------
                                                              154,523
---------------------------------------------------------------------
Leisure Equipment and Products -- 0.5%
  650  Fuji Photo Film Co., Ltd., Unsponsored ADR              18,727
---------------------------------------------------------------------
Media -- 7.4%
2,345  AOL Time Warner Inc.+                                   37,731
1,170  Cablevision Systems New York Group, Class A Shares+     24,289
       Comcast Corp.:
  532   Class A Shares+                                        16,056
1,055   Special Class A Shares+                                30,416
  360  Grupo Televisa S.A., Sponsored ADR                      12,420
  230  InterActiveCorp+                                         9,101
4,285  Liberty Media Corp., Class A Shares+                    49,535
  620  The News Corp., Ltd., Sponsored ADR                     18,767
1,915  The Walt Disney Co.                                     37,821
  320  WPP Group PLC, Sponsored ADR                            12,822
---------------------------------------------------------------------
                                                              248,958
---------------------------------------------------------------------
Metals and Mining -- 0.5%
  675  Alcoa Inc.                                              17,213
---------------------------------------------------------------------

                      See Notes to Financial Statements.

    11 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003


Multiple Discipline Portfolio -- Global All Cap Growth and Value

SHARES                  SECURITY                     VALUE
----------------------------------------------------------------
Multiline Retail -- 1.4%
  380      Federated Department Stores, Inc.       $   14,003
  560      Target Corp.                                21,190
  390      Wal-Mart de Mexico S.A. de C.V. ADR         11,527
----------------------------------------------------------------
                                                       46,720
----------------------------------------------------------------
Office Electronics -- 0.4%
  270      Canon Inc., Sponsored ADR                   12,326
----------------------------------------------------------------
Oil and Gas -- 3.0%
  440      BP PLC, Sponsored ADR                       18,489
  385      ChevronTexaco Corp.                         27,797
  400      Royal Dutch Petroleum Co.                   18,648
  465      Total Fina Elf S.A., Sponsored ADR          35,247
----------------------------------------------------------------
                                                      100,181
----------------------------------------------------------------
Paper and Forest Products -- 0.7%
  640      International Paper Co.                     22,867
----------------------------------------------------------------
Personal Products -- 1.4%
1,465      The Gillette Co.                            46,675
----------------------------------------------------------------
Pharmaceuticals -- 7.5%
  230      Aventis S.A., Sponsored ADR                 12,581
  560      Forest Laboratories, Inc.+                  30,660
  460      GlaxoSmithKline PLC ADR                     18,648
  720      Johnson & Johnson                           37,224
  605      Merck & Co., Inc.                           36,633
  310      Novartis AG ADR                             12,341
1,982      Pfizer Inc.                                 67,685
1,090      Schering-Plough Corp.                       20,274
  350      Wyeth                                       15,943
----------------------------------------------------------------
                                                      251,989
----------------------------------------------------------------
Semiconductor Equipment and Products -- 4.3%
  150      Cabot Microelectronics Corp.+                7,570
  740      Cree, Inc.+                                 12,047
2,700      Intel Corp.                                 56,117
1,570      Micron Technology, Inc.+                    18,259
  375      National Semiconductor Corp.+                7,395
2,570      Texas Instruments Inc.                      45,232
----------------------------------------------------------------
                                                      146,620
----------------------------------------------------------------
Software -- 1.9%
1,140      Autodesk, Inc.                              18,422
1,080      Microsoft Corp.                             27,659
  630      SAP AG, Sponsored ADR                       18,409
----------------------------------------------------------------
                                                       64,490
----------------------------------------------------------------
Specialty Retail -- 2.2%
4,020      Charming Shoppes, Inc.+                     19,979
1,635      The Home Depot, Inc.                        54,151
----------------------------------------------------------------
                                                       74,130
----------------------------------------------------------------

                      See Notes to Financial Statements.


    12 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003


                            Multiple Discipline Portfolio -- Global All Cap Growth and Value

 SHARES                                                SECURITY                                                 VALUE
------------------------------------------------------------------------------------------------------------------------
Tobacco -- 0.8%
     600 Altria Group, Inc.                                                                                   $   27,264
------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.4%
   1,970 AT&T Wireless Services Inc.+                                                                             16,174
     640 SK Telecom Co., Ltd. ADR                                                                                 12,070
     925 Vodafone Group PLC, Sponsored ADR                                                                        18,176
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  46,420
------------------------------------------------------------------------------------------------------------------------
         TOTAL COMMON STOCK
         (Cost -- $2,520,674)                                                                                  2,804,345
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.5%
Media -- 0.5%
     600 The News Corp., Ltd., Sponsored ADR (Cost -- $12,997)                                                    15,030
------------------------------------------------------------------------------------------------------------------------
         SUB-TOTAL INVESTMENTS
         (Cost -- $2,533,671)                                                                                  2,819,375
------------------------------------------------------------------------------------------------------------------------

  FACE
 AMOUNT                                                SECURITY                                                 VALUE
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 16.5%
$558,000 State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds at maturity -- $558,016;
           (Fully collateralized by U.S. Treasury Notes and Bonds, 6.250% to 10.375% due 11/15/09 to 8/15/23;
           Market value -- $579,538) (Cost -- $558,000)                                                          558,000
------------------------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 100.0%
         (Cost -- $3,091,671**)                                                                               $3,377,375
------------------------------------------------------------------------------------------------------------------------

+  Non-income producing security.
* Subsequent to the reporting period, the company changed its name to Dell Inc. ** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

    13 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003


Multiple Discipline Portfolio -- Balanced All Cap Growth and Value

SHARES                   SECURITY                      VALUE
------------------------------------------------------------------
COMMON STOCK -- 56.8%
Aerospace and Defense -- 1.3%
 4,620     Honeywell International Inc.             $   124,047
 3,000     L-3 Communications Holdings, Inc.+           130,470
 1,835     Raytheon Co.                                  60,261
------------------------------------------------------------------
                                                        314,778
------------------------------------------------------------------
Banks -- 1.8%
 4,315     The Bank of New York Co., Inc.               124,056
 4,440     Bank One Corp.                               165,079
 2,895     Wells Fargo & Co.                            145,908
------------------------------------------------------------------
                                                        435,043
------------------------------------------------------------------
Beverages -- 2.3%
 5,305     The Coca-Cola Co.                            246,206
 7,125     PepsiCo, Inc.                                317,062
------------------------------------------------------------------
                                                        563,268
------------------------------------------------------------------
Biotechnology -- 4.8%
 1,690     Alkermes, Inc.+                               18,168
 3,780     Amgen Inc.+                                  251,143
 5,225     Chiron Corp.+                                228,437
 2,695     Genentech, Inc.+                             194,363
 5,355     Genzyme Corp.+                               223,839
 4,655     IDEC Pharmaceuticals Corp.+                  158,270
 5,940     Millennium Pharmaceuticals, Inc.+             93,436
------------------------------------------------------------------
                                                      1,167,656
------------------------------------------------------------------
Chemicals -- 0.7%
 6,630     Engelhard Corp.                              164,225
------------------------------------------------------------------
Commercial Services and Supplies -- 0.1%
 1,520     Sabre Holdings Corp.                          37,468
------------------------------------------------------------------
Communications Equipment -- 1.7%
 7,110     3Com Corp.+                                   33,275
 8,720     Cisco Systems, Inc.+                         145,537
12,735     Motorola, Inc.                               120,091
 7,410     Nokia Oyj, Sponsored ADR                     121,746
------------------------------------------------------------------
                                                        420,649
------------------------------------------------------------------
Computers and Peripherals -- 2.4%
 6,220     Dell Computer Corp.+*                        198,791
 1,450     Electronics for Imaging, Inc.+                29,421
 3,630     Hewlett-Packard Co.                           77,319
   990     International Business Machines Corp.         81,675
13,795     Maxtor Corp.+                                103,600
 2,630     SanDisk Corp.                                106,121
------------------------------------------------------------------
                                                        596,927
------------------------------------------------------------------
Construction Materials -- 0.2%
 1,140     Vulcan Materials Co.                          42,260
------------------------------------------------------------------

                      See Notes to Financial Statements.

    14 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003


Multiple Discipline Portfolio -- Balanced All Cap Growth and Value

SHARES                    SECURITY                      VALUE
------------------------------------------------------------------
Diversified Financial Services -- 2.7%
 3,875    American Express Co.                       $   162,014
 2,515    Lehman Brothers Holdings Inc.                  167,197
 3,180    Merrill Lynch & Co., Inc.                      148,442
 1,730    Neuberger Berman Inc.                           69,044
 3,130    State Street Corp.                             123,322
------------------------------------------------------------------
                                                         670,019
------------------------------------------------------------------
Diversified Telecommunication Services -- 0.8%
 6,080    Nippon Telegraph and Telephone Corp. ADR       120,384
 1,910    Verizon Communications Inc.                     75,349
------------------------------------------------------------------
                                                         195,733
------------------------------------------------------------------
Electrical Equipment -- 0.7%
 3,195    Emerson Electric Co.                           163,265
------------------------------------------------------------------
Electronic Equipment and Services -- 1.1%
 3,795    Agilent Technologies, Inc.+                     74,192
50,540    Solectron Corp.+                               189,020
------------------------------------------------------------------
                                                         263,212
------------------------------------------------------------------
Energy Equipment and Services -- 0.9%
 5,085    Grant Prideco, Inc.+                            59,749
 3,680    Weatherford International Ltd.+                154,192
------------------------------------------------------------------
                                                         213,941
------------------------------------------------------------------
Food and Drug Retailing -- 0.3%
 3,810    Safeway Inc.+                                   77,953
------------------------------------------------------------------
Food Products -- 0.6%
 2,630    Wm. Wrigley Jr. Co.                            147,885
------------------------------------------------------------------
Healthcare Providers and Services -- 1.9%
 4,950    Health Net Inc.+                               163,103
 2,230    McKesson Corp.                                  79,700
 4,580    UnitedHealth Group Inc.                        230,145
------------------------------------------------------------------
                                                         472,948
------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 0.8%
 5,825    McDonald's Corp.                               192,924
------------------------------------------------------------------
Household Durables -- 0.3%
 5,505    Clayton Homes, Inc.                             69,088
------------------------------------------------------------------
Industrial Conglomerates -- 1.5%
 6,900    General Electric Co.                           197,892
 8,570    Tyco International Ltd.                        162,659
------------------------------------------------------------------
                                                         360,551
------------------------------------------------------------------
Insurance -- 6.1%
 4,530    The Allstate Corp.                             161,495
 2,355    Ambac Financial Group, Inc.                    156,019
 7,380    American International Group, Inc.             407,228
   101    Berkshire Hathaway Inc., Class B Shares+       245,430
 2,390    The Chubb Corp.                                143,400
 2,515    MBIA Inc.                                      122,606

                      See Notes to Financial Statements.

    15 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESSTMENTS (UNAUDITED) (CONTINUED)                 JUNE 30, 2003


  Multiple Discipline Portfolio -- Balanced All Cap Growth and Value

SHARES                      SECURITY                          VALUE
----------------------------------------------------------------------
Insurance -- 6.1% (continued)
 3,495 MGIC Investment Corp.                               $   163,007
 2,500 The St. Paul Cos., Inc.                                  91,275
----------------------------------------------------------------------
                                                             1,490,460
----------------------------------------------------------------------
Information Technology Consulting and Services -- 0.2%
 4,650 Unisys Corp.+                                            57,102
----------------------------------------------------------------------
Leisure Equipment and Products -- 0.8%
 2,770 Eastman Kodak Co.                                        75,759
 7,050 Hasbro Inc.                                             123,304
----------------------------------------------------------------------
                                                               199,063
----------------------------------------------------------------------
Machinery -- 0.8%
 2,945 Caterpillar Inc.                                        163,919
   530 PACCAR Inc.                                              35,807
----------------------------------------------------------------------
                                                               199,726
----------------------------------------------------------------------
Media -- 5.5%
17,445 AOL Time Warner, Inc.+                                  280,690
 6,235 Cablevision Systems New York Group, Class A Shares+     129,439
 7,040 Comcast Corp., Class A Shares+                          202,963
 2,420 InteractiveCorp+                                         95,759
24,965 Liberty Media Corp., Class A Shares+                    288,595
 1,120 The News Corp., Ltd., Sponsored ADR                      33,902
16,580 The Walt Disney Co.                                     327,455
----------------------------------------------------------------------
                                                             1,358,803
----------------------------------------------------------------------
Metals and Mining -- 0.9%
 5,355 Alcoa, Inc.                                             136,553
 2,300 Newmont Mining Corp.                                     74,658
----------------------------------------------------------------------
                                                               211,211
----------------------------------------------------------------------
Office Electronics -- 0.1%
 4,180 IKON Office Solutions, Inc.                              37,202
----------------------------------------------------------------------
Oil and Gas -- 1.4%
   830 Amerada Hess Corp.                                       40,819
 1,840 Anadarko Petroleum Corp.                                 81,825
 1,370 ConocoPhillips                                           75,076
 2,845 Exxon Mobil Corp.                                       102,164
   710 Murphy Oil Corp.                                         37,346
----------------------------------------------------------------------
                                                               337,230
----------------------------------------------------------------------
Paper and Forest Products -- 0.7%
 2,990 Weyerhaeuser Co.                                        161,460
----------------------------------------------------------------------
Personal Products -- 1.0%
 7,820 The Gillette Co.                                        249,145
----------------------------------------------------------------------
Pharmaceuticals -- 6.1%
 3,770 Abbot Laboratories                                      164,975
 5,970 Bristol-Myers Squibb Co.                                162,085
 2,960 Forest Laboratories, Inc.+                              162,060
 3,825 Johnson & Johnson                                       197,752
 3,235 Merck & Co., Inc.                                       195,879

                      See Notes to Financial Statements.

    16 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003


                Multiple Discipline Portfolio -- Balanced All Cap Growth and Value

  SHARES                                     SECURITY                                      VALUE
---------------------------------------------------------------------------------------------------
Pharmaceuticals -- 6.1% (continued)
    11,151 Pfizer Inc.                                                                  $   380,807
     3,070 Schering-Plough Corp.                                                             57,102
     3,595 Wyeth                                                                            163,752
---------------------------------------------------------------------------------------------------
                                                                                          1,484,412
---------------------------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 4.3%
       505 Cabot Microelectronics Corp.+                                                     25,487
     3,965 Cree, Inc.+                                                                       64,550
    22,370 Intel Corp.                                                                      464,938
     8,360 Micron Technology, Inc.                                                           97,227
    22,830 Texas Instruments Inc.                                                           401,808
---------------------------------------------------------------------------------------------------
                                                                                          1,054,010
---------------------------------------------------------------------------------------------------
Software -- 0.9%
     5,610 Autodesk, Inc.                                                                    90,658
     5,480 Microsoft Corp.                                                                  140,343
---------------------------------------------------------------------------------------------------
                                                                                            231,001
---------------------------------------------------------------------------------------------------
Specialty Retail -- 0.8%
    21,450 Charming Shoppes, Inc.+                                                          106,607
     4,440 The Home Depot, Inc.                                                              97,946
---------------------------------------------------------------------------------------------------
                                                                                            204,553
---------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.3%
     4,110 Vodafone Group PLC, Sponsored ADR                                                 80,762
---------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $12,595,982)                                                         13,925,933
---------------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                     SECURITY                                      VALUE
---------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.2%
           U.S. Treasury Notes:
$  635,000  1.875% due 9/30/04                                                              641,450
   600,000  1.250% due 5/31/05                                                              599,836
   500,000  6.500% due 10/15/06                                                             574,609
 1,115,000  3.250% due 8/15/07                                                            1,164,000
---------------------------------------------------------------------------------------------------
           TOTAL U.S. TREASURY OBLIGATIONS
           (Cost -- $2,961,301)                                                           2,979,895
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 2.8%
   605,000 Federal National Mortgage Association, 5.500% due 3/15/11 (Cost -- $674,682)     687,488
---------------------------------------------------------------------------------------------------
           SUB-TOTAL INVESTMENTS
           (Cost -- $16,231,965)                                                         17,593,316
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 28.2%
U.S. TREASURY NOTE -- 4.7%
 1,130,000 U.S. Treasury Note, 3.625% due 3/31/04 (Cost -- $1,157,096)                    1,152,645
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    17 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003


                      Multiple Discipline Portfolio -- Balanced All Cap Growth and Value

   FACE
  AMOUNT                                           SECURITY                                            VALUE
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 23.5%
$5,757,000 State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds at maturity -- $5,757,160;
             (Fully collateralized by U.S. Treasury Bonds, 6.250% to 8.125% due 8/15/19 to 5/15/30;
             Market value -- $5,880,187) (Cost -- $5,757,000)                                       $ 5,757,000
---------------------------------------------------------------------------------------------------------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost -- $6,914,096)                                                                       6,909,645
---------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $23,146,061**)                                                                  $24,502,961
---------------------------------------------------------------------------------------------------------------

+  Non-income producing security.
* Subsequent to the reporting period, the company changed its name to Dell Inc. ** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

    18 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2003


                                                All Cap         Large Cap      Global All Cap  Balanced All Cap
                                            Growth and Value Growth and Value Growth and Value Growth and Value
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost                         $23,415,849       $2,745,790       $2,533,671      $16,231,965
 Short-term investments, at cost                7,082,000          504,000          558,000        6,914,096
---------------------------------------------------------------------------------------------------------------
 Investments, at value                        $25,526,383       $2,977,337       $2,819,375      $17,593,316
 Short-term investments, at value               7,082,000          504,000          558,000        6,909,645
 Cash                                                 472              698            2,303            2,418
 Receivable for Fund shares sold                  538,210          145,422               --          209,461
 Dividends and interest receivable                 18,021            2,922            3,576           54,697
 Receivable for securities sold                        --            7,858            8,980               --
 Receivable from manager                               --              469            1,076               --
---------------------------------------------------------------------------------------------------------------
 Total Assets                                  33,165,086        3,638,706        3,393,310       24,769,537
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities purchased               1,939,296          177,105          195,086          868,896
 Management fees payable                           20,151               --               --           15,876
 Payable for Fund shares purchased                     --               --               --           19,460
 Accrued expenses                                  30,383           29,580           24,069           27,526
---------------------------------------------------------------------------------------------------------------
 Total Liabilities                              1,989,830          206,685          219,155          931,758
---------------------------------------------------------------------------------------------------------------
Total Net Assets                              $31,175,256       $3,432,021       $3,174,155      $23,837,779
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of beneficial interest   $     2,573       $      283       $      258      $     2,075
 Capital paid in excess of par value           29,047,166        3,193,339        2,878,738       22,426,069
 Undistributed net investment income               12,251            4,019            5,465           47,383
 Accumulated net realized gain from
   investment transactions                          2,732            2,833            3,990            5,352
 Net unrealized appreciation of investments     2,110,534          231,547          285,704        1,356,900
---------------------------------------------------------------------------------------------------------------
Total Net Assets                              $31,175,256       $3,432,021       $3,174,155      $23,837,779
---------------------------------------------------------------------------------------------------------------
Shares Outstanding                              2,572,839          283,086          258,370        2,074,785
---------------------------------------------------------------------------------------------------------------
Net Asset Value                                    $12.12           $12.12           $12.29           $11.49
---------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    19 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2003


                                                                  All Cap         Large Cap      Global All Cap  Balanced All Cap
                                                              Growth and Value Growth and Value Growth and Value Growth and Value
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                      $   56,850        $  9,071         $ 13,094        $   34,856
  Interest                                                           18,762           1,212            1,100            64,020
  Less: Foreign withholding tax                                        (340)            (66)            (589)             (236)
--------------------------------------------------------------------------------------------------------------------------------
  Total Investment Income                                            75,272          10,217           13,605            98,640
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                           48,585           4,963            6,513            41,576
  Custody                                                            16,427           9,927           10,427            15,927
  Distribution plan fees                                             16,195           1,654            2,171            13,858
  Shareholder communications                                         11,397           2,397            2,397             9,897
  Trustees' fees                                                      9,959           2,459            2,759             8,959
  Audit and legal                                                     9,388           9,138            9,388             9,139
  Shareholder servicing fees                                          2,480           2,480            2,480             2,480
  Registration fees                                                     148              49               49               148
  Other                                                                 740             740              740               740
--------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                    115,319          33,807           36,924           102,724
  Less: Management and distribution plan fee waivers and
     expense reimbursement (Note 2)                                 (50,538)        (27,190)         (28,240)          (47,289)
--------------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                       64,781           6,617            8,684            55,435
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                10,491           3,600            4,921            43,205
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Gain (Loss) From Investment Transactions
  (excluding short-term investments):
   Proceeds from sales                                               64,319          15,618           57,786         2,003,253
   Cost of securities sold                                           64,827          13,167           54,693         1,998,803
--------------------------------------------------------------------------------------------------------------------------------
  Net Realized Gain (Loss)                                             (508)          2,451            3,093             4,450
--------------------------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments:
   Beginning of period                                              (35,813)         (3,566)             335           (40,915)
   End of period                                                  2,110,534         231,547          285,704         1,356,900
--------------------------------------------------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                         2,146,347         235,113          285,369         1,397,815
--------------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments                                           2,145,839         237,564          288,462         1,402,265
--------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                           $2,156,330        $241,164         $293,383        $1,445,470
--------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    20 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) FOR THE SIX MONTHS ENDED JUNE 30, 2003


                                                       All Cap         Large Cap      Global All Cap  Balanced All Cap
                                                   Growth and Value Growth and Value Growth and Value Growth and Value
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                              $    10,491       $    3,600       $    4,921      $    43,205
  Net realized gain (loss)                                  (508)           2,451            3,093            4,450
  Increase in net unrealized appreciation              2,146,347          235,113          285,369        1,397,815
----------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations               2,156,330          241,164          293,383        1,445,470
----------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                    25,853,228        2,830,275        2,127,329       19,411,242
  Cost of shares reacquired                             (164,746)         (75,247)        (249,594)        (253,412)
----------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share
   Transactions                                       25,688,482        2,755,028        1,877,735       19,157,830
----------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                27,844,812        2,996,192        2,171,118       20,603,300
NET ASSETS:
  Beginning of period                                  3,330,444          435,829        1,003,037        3,234,479
----------------------------------------------------------------------------------------------------------------------
  End of period*                                     $31,175,256       $3,432,021       $3,174,155      $23,837,779
----------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:       $12,251           $4,019           $5,465          $47,383
----------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    21 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) FOR THE PERIOD ENDED DECEMBER 31, 2002 (A)


                                                                 All Cap         Large Cap      Global All Cap  Balanced All Cap
                                                             Growth and Value Growth and Value Growth and Value Growth and Value
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                         $    1,760        $    419        $      544       $    4,178
  Net realized gain                                                  3,240             382               897              902
  Increase in net unrealized appreciation (depreciation)           (35,813)         (3,566)              335          (40,915)
-------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                (30,813)         (2,765)            1,776          (35,835)
-------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                               3,382,276         442,809         1,206,376        3,272,612
  Cost of shares reacquired                                        (21,019)         (4,215)         (205,115)          (2,298)
-------------------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions            3,361,257         438,594         1,001,261        3,270,314
-------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                           3,330,444         435,829         1,003,037        3,234,479
NET ASSETS:
  Beginning of period                                                   --              --                --               --
-------------------------------------------------------------------------------------------------------------------------------
  End of period*                                                $3,330,444        $435,829        $1,003,037       $3,234,479
-------------------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                  $1,760            $419              $544           $4,178
-------------------------------------------------------------------------------------------------------------------------------

(a) For the period October 1, 2002 (commencement of operations) to December 31, 2002.

                      See Notes to Financial Statements.

    22 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Multiple Discipline Portfolio -- All Cap Growth and Value ("All Cap Growth and Value"), Multiple Discipline Portfolio -- Large Cap Growth and Value ("Large Cap Growth and Value"), Multiple Discipline Portfolio -- Global All Cap Growth and Value ("Global All Cap Growth and Value") and Multiple Discipline Portfolio -- Balanced All Cap Growth and Value ("Balanced All Cap Growth and Value") ("Funds") are separate investment funds of the Smith Barney Multiple Discipline Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified open-end management investment company. The Trust is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The significant accounting policies consistently followed by the Funds are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount is recorded on the accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (l) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise tax; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Also, the Funds may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

    23 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

2. Investment Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager to the Funds.

Each Fund pays SBFM a management fee calculated at an annual rate of 0.75% of their average daily net assets. These fees are calculated daily and paid monthly. For the six months ended June 30, 2003, SBFM waived all or a portion of its management fees amounting to $34,343, $4,963, $6,513 and $33,431 for All Cap Growth and Value, Large Cap Growth and Value, Global All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios, respectively. In addition, SBFM has agreed to reimburse expenses amounting to $20,573 and $19,556 for Large Cap Growth and Value and Global All Cap Growth and Value, respectively.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc. ("SSB"), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor. For the six months ended June 30, 2003, CGM waived all of its distribution plan fees for All Cap Growth and Value, Large Cap Growth and Value, Global All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios, respectively. In addition, for the six months ended June 30, 2003, CGM and its affiliates did not receive any brokerage commissions for the Funds' agency transactions.

Each Fund has adopted a distribution plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds shall pay a distribution fee of 0.25% of the daily net assets of the Fund. For the six months ended June 30, 2003, SBFM waived all of its distribution fees for each of the Funds.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                     Purchases    Sales
----------------------------------------------------------
All Cap Growth and Value            $21,366,092 $   64,319
---------------------------------------------------------
Large Cap Growth and Value            2,442,572     15,618
---------------------------------------------------------
Global All Cap Growth and Value       1,741,294     57,786
---------------------------------------------------------
Balanced All Cap Growth and Value    17,242,507  2,003,253
---------------------------------------------------------

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                              Net Unrealized
                                    Appreciation Depreciation  Appreciation
----------------------------------------------------------------------------
All Cap Growth and Value             $2,203,498    $(92,964)    $2,110,534
---------------------------------------------------------------------------
Large Cap Growth and Value              246,018     (14,471)       231,547
---------------------------------------------------------------------------
Global All Cap Growth and Value         297,177     (11,473)       285,704
---------------------------------------------------------------------------
Balanced All Cap Growth and Value     1,403,135     (46,235)     1,356,900
---------------------------------------------------------------------------

    24 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

4. Repurchase Agreements

The Funds purchase (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Shares of Beneficial Interest

At June 30, 2003, the Trust had an unlimited number of shares authorized with a par value of $0.001 per share.

Transactions in shares of each Fund were as follows:

                     Six Months Ended     Period Ended
                      June 30, 2003   December 31, 2002 (a)
-----------------------------------------------------------
All Cap Growth and
 Value
Shares sold             2,276,119            314,555
Shares reacquired         (15,954)            (1,881)
----------------------------------------------------------
Net Increase            2,260,165            312,674
----------------------------------------------------------
Large Cap Growth
 and Value
Shares sold               249,030             40,980
Shares reacquired          (6,544)              (380)
----------------------------------------------------------
Net Increase              242,486             40,600
------------------------------------
-----------------------------------------------------------
Global All Cap
 Growth and Value
Shares sold               188,595            111,473
Shares reacquired         (23,236)           (18,462)
----------------------------------------------------------
Net Increase              165,359             93,011
------------------------------------
-----------------------------------------------------------
Balanced All Cap
 Growth and Value
Shares sold             1,788,874            310,541
Shares reacquired         (24,412)              (218)
----------------------------------------------------------
Net Increase            1,764,462            310,323
------------------------------------
-----------------------------------------------------------

(a) For the period October 1, 2002 (commencement of operations) to December 31, 2002.

    25 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS


For a share of beneficial interest outstanding throughout each period ended December 31, unless otherwise noted:

All Cap Growth and Value                                              2003/(1)(2)/    2002/(2)(3)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.65          $10.00
-----------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income/(4)/                                             0.01            0.01
  Net realized and unrealized gain                                       1.46            0.64
-----------------------------------------------------------------------------------------------
Total Income From Operations                                             1.47            0.65
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $12.12          $10.65
-----------------------------------------------------------------------------------------------
Total Return/(5)++/                                                     13.80%           6.50%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                      $31,175          $3,330
-----------------------------------------------------------------------------------------------
Ratio to Average Net Assets+:
  Expenses/(4)(6)/                                                       1.00%           1.00%
  Net investment income                                                  0.16            0.49
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     1%              2%
-----------------------------------------------------------------------------------------------

Large Cap Growth and Value                                           2003/(1)(2)/    2002/(2)(3)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.73          $10.00
----------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income/(4)/                                            0.03            0.01
  Net realized and unrealized gain                                      1.36            0.72
----------------------------------------------------------------------------------------------
Total Income From Operations                                            1.39            0.73
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $12.12          $10.73
----------------------------------------------------------------------------------------------
Total Return/(5)++/                                                    12.95%           7.30%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                      $3,432            $436
----------------------------------------------------------------------------------------------
Ratio to Average Net Assets+:
  Expenses/(4)(6)/                                                      1.00%           1.00%
  Net investment income                                                 0.54            0.69
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                    1%              3%
----------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(4) The Manager and Distributor waived all or a portion of its fees for the six months ended June 30, 2003 and for the period ended December 31, 2002. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                                              Expense Ratios
                     Per Share Decreases      Without Fee Waivers and
                     to Net Investment Income Expense Reimbursements
                     ------------------------ ----------------------
Fund                  2003         2002        2003        2002
----                 -----        -----       -----        ------
All Cap Growth and
 Value               $0.04        $0.40       1.78%+      21.24%+
Large Cap Growth
 and Value            0.21         2.55       5.11+      119.99+

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

    26 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

For a share of beneficial interest outstanding throughout each period ended December 31, unless otherwise noted:

Global All Cap Growth and Value                                      2003/(1)(2)/    2002/(2)(3)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.78          $10.00
----------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income/(4)/                                            0.03            0.01
  Net realized and unrealized gain                                      1.48            0.77
----------------------------------------------------------------------------------------------
Total Income From Operations                                            1.51            0.78
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $12.29          $10.78
----------------------------------------------------------------------------------------------
Total Return/(5)++/                                                    14.01%           7.80%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                      $3,174          $1,003
----------------------------------------------------------------------------------------------
Ratio to Average Net Assets+:
  Expenses/(4)(6)/                                                      1.00%           1.00%
  Net investment income                                                 0.57            0.38
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                    4%              2%
----------------------------------------------------------------------------------------------

Balanced All Cap Growth and Value                                    2003/(1)(2)/    2002/(2)(3)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.42          $10.00
----------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income/(4)/                                            0.04            0.02
  Net realized and unrealized gain                                      1.03            0.40
----------------------------------------------------------------------------------------------
Total Income From Operations                                            1.07            0.42
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $11.49          $10.42
----------------------------------------------------------------------------------------------
Total Return/(5)++/                                                    10.27%           4.20%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                     $23,838          $3,234
----------------------------------------------------------------------------------------------
Ratio to Average Net Assets+:
  Expenses/(4)(6)/                                                      1.00%           1.00%
  Net investment income                                                 0.78            1.28
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                   22%              7%
----------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(4) The Manager and Distributor waived all or a portion of its fees for the six months ended June 30, 2003 and for the period ended December 31, 2002. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                                              Expense Ratios
                     Per Share Decreases      Without Fee Waivers and
                     to Net Investment Income Expense Reimbursements
                     ------------------------ ----------------------
Fund                  2003         2002        2003         2002
----                 -----        -----       -----       -----
Global All Cap
 Growth and Value    $0.18        $1.10       4.25%+      52.11%+
Balanced All Cap
 Growth and Value     0.04         0.40       1.85+       23.28+

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

    27 Smith Barney Multiple Discipline Trust | 2003 Semi-Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                           MULTIPLE DISCIPLINE TRUST



           TRUSTEES                     INVESTMENT MANAGER
           H. John Ellis                Smith Barney Fund
           R. Jay Gerken, CFA             Management LLC
             Chairman
           Armon E. Kamesar             DISTRIBUTOR
           Stephen E. Kaufman           Citigroup Global Markets Inc.
           John J. Murphy
                                        CUSTODIAN
           OFFICERS                     State Street Bank and
           R. Jay Gerken, CFA             Trust Company
           President and
           Chief Executive Officer      TRANSFER AGENT
                                        Citicorp Trust Bank, fsb.
           Lewis E. Daidone             125 Broad Street, 11th Floor
           Senior Vice President and    New York, New York 10004
           Chief Administrative Officer
                                        SUB-TRANSFER AGENT
           Roger Paradiso               PFPC Global Fund Services
           Investment Officer           P.O. Box 9699
                                        Providence, Rhode Island
           Kirstin Mobyed               02940-9699
           Investment Officer

           Frances M. Guggino
           Controller

           Christina T. Sydor
           Secretary

   Smith Barney Multiple Discipline Trust


   Multiple Discipline Portfolio -- All Cap Growth and Value

   Multiple Discipline Portfolio -- Large Cap Growth and Value

   Multiple Discipline Portfolio -- Global All Cap Growth and Value

   Multiple Discipline Portfolio -- Balanced All Cap Growth and Value

   The Funds are separate investment funds of the Smith Barney Multiple Discipline Trust, a Massachusetts business trust.


 This report is submitted for the general information of the shareholders of the Smith Barney Multiple Discipline Trust: Multiple Discipline
 Portfolio -- All Cap Growth and Value, Multiple Discipline Portfolio -- Large Cap Growth and Value, Multiple Discipline Portfolio -- Global All Cap Growth and Value and Multiple Discipline Portfolio -- Balanced All Cap Growth and Value. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus, which contains information concerning the investment policies and expenses as well as other pertinent information.

 SMITH BARNEY MULTIPLE DISCIPLINE TRUST
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.




 (C)Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02805 8/03
                                                                        03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)    Not applicable.

         (b)    Attached hereto.

         Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


                                   Smith Barney Multiple Discipline Trust

                                   By:   /s/ R. Jay Gerken
                                         --------------------------------------
                                         R. Jay Gerken
                                         Chief Executive Officer of
                                         Smith Barney Multiple Discipline Trust

Date: September 2, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                   By:   /s/ R. Jay Gerken
                                         --------------------------------------
                                         R. Jay Gerken
                                         Chief Executive Officer of
                                         Smith Barney Multiple Discipline Trust

Date: September 2, 2003


                                   By:   /s/ Lewis E. Daidone
                                         --------------------------------------
                                         Chief Administrative Officer of
                                         Smith Barney Multiple Discipline Trust.

Date: September 2, 2003